Consolidated Statement of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (6,307,000)	$ (510,789,000)	$ (116,565,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	3,359,000	24,599,000	23,869,000
Vessel depreciation	0	14,263,000	686,000
Amortization of deferred financing costs	0	1,988,000	150,000
Write off of deferred financing costs	0	(16,085,000)	0
Loss / write down on assets held for sale	0	397,472,000	55,487,000
Loss / write down on assets held for sale-related party	0	25,465,000	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in prepaid expenses and other current assets	(96,000)	(4,669,000)	(3,811,000)
Increase in accounts payable accrued expenses	807,000	5,372,000	5,014,000
Related party balances	0	(4,928,000)	(15,170,000)
Net Cash Provided by (Used in) Operating Activities	(2,237,000)	(35,142,000)	(50,340,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Security deposit refunded (paid) on assets held for sale	0	31,277,000	(31,277,000)
Proceeds from sale of assets held for sale	0	281,050,000	0
Payments on assets classified as held for sale	0	(92,433,000)	0
Payments for vessels and vessels under construction	(371,692,000)	(875,970,000)	(651,505,000)
Net cash used by investing activities	(371,692,000)	(656,076,000)	(682,782,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock	1,107,825,000	217,997,000	187,615,000
Proceeds from issuance of debt	0	489,561,000	33,550,000
Repayments of Long-term Debt	0	(62,669,000)	0
Proceed from Senior Notes offering	0	0	73,625,000
Debt issue cost paid	0	(26,044,000)	(22,891,000)
Net cash provided by financing activities	1,107,825,000	618,845,000	271,899,000
(Decrease) increase in cash and cash equivalents	733,896,000	(72,373,000)	(461,223,000)
Cash at cash equivalents, beginning of period		272,673,000	733,896,000
Cash and cash equivalents, end of period	733,896,000	200,300,000	272,673,000
Supplemental Cash Flow Information [Abstract]
Interest Paid	0	12,874,000	1,273,000
Noncash Investing and Financing Items [Abstract]
Amounts payable for vessels and vessels under construction	0	2,800,000	7,568,000
Deferred financing cost payable	0	85,000	532,000
Issuance of common stock	665,000	0	357,000
Interest Costs Capitalized	$ 0	$ 11,886,000	$ 1,600,000